Note 11 - Stock Option Plans and Warrants - Forfeited or Expired Options Under Stock Option Plans (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee terminations (in shares)	57,445	46,260	4,119
Expired (in shares)	7,500	2,102	1,375
Total (in shares)	64,945	48,362	5,494